Stock-Based Compensation (Narrative) (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Stock-Based Compensation [Abstract]
Unrecognized stock option compensation, net of forfeitures	$ 700		$ 1,000
Unrecognized compensation cost, weighted average period of recognition	3 years		3 years 1 month 6 days
Dividend yield	0.00%	0.00%	0.00%	0.00%
Intrinsic value of options exercised	$ 35		$ 7